Calvert
High Yield Bond Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 0.4%

Security	Shares	Value
Environmental — 0.4%
GFL Environmental, Inc.	47,500	$ 1,849,175
Total Common Stocks (identified cost $1,099,104)		$ 1,849,175

Convertible Bonds — 0.9%

Security	Principal Amount (000's omitted)	Value
Containers — 0.4%
CryoPort, Inc., 0.75%, 12/1/26(1)	$1,877	$ 1,583,719
		$ 1,583,719
Utilities — 0.5%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)(2)	$2,406	$ 2,204,505
		$ 2,204,505
Total Convertible Bonds (identified cost $3,807,030)		$ 3,788,224

Corporate Bonds — 83.1%

Security	Principal Amount* (000's omitted)	Value
Aerospace — 0.7%
Moog, Inc., 4.25%, 12/15/27(1)	1,329	$ 1,260,873
Science Applications International Corp., 4.875%, 4/1/28(1)	2,021	1,930,581
		$ 3,191,454
Air Transportation — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	934	$ 927,223
		$ 927,223
Automotive & Auto Parts — 1.7%
Ford Motor Co.:
4.75%, 1/15/43	2,109	$1,706,952
7.45%, 7/16/31(2)	356	383,314
9.625%, 4/22/30	1,157	1,346,969
Ford Motor Credit Co. LLC:
2.90%, 2/16/28	241	218,077
3.625%, 6/17/31	824	710,800
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	2,139	1,835,323
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	969	1,001,594
Wheel Pros, Inc., 6.50%, 5/15/29(1)	674	134,800
		$7,337,829
Security	Principal Amount* (000's omitted)		Value
Banks & Thrifts — 0.5%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(3)(4)		2,066	$ 2,042,370
			$ 2,042,370
Broadcasting — 0.7%
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,848	$ 1,623,374
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,668	1,403,597
8.00%, 8/15/28(1)		258	251,842
			$ 3,278,813
Building Materials — 2.5%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)(2)		1,637	$1,401,207
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)(2)		837	774,554
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		3,042	2,975,199
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	1,157	1,173,620
3.375%, 1/15/31(1)		1,121	945,698
4.375%, 7/15/30(1)		988	893,500
4.75%, 1/15/28(1)		2,000	1,904,905
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		1,020	1,057,428
			$11,126,111
Cable/Satellite TV — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		914	$746,931
4.50%, 8/15/30(1)		1,846	1,564,183
4.75%, 3/1/30(1)		3,913	3,391,658
5.00%, 2/1/28(1)		1,000	935,726
5.375%, 6/1/29(1)		687	625,644
CSC Holdings LLC, 11.75%, 1/31/29(1)		200	170,696
Sunrise HoldCo IV BV, 5.50%, 1/15/28(1)		766	741,720
			$8,176,558
Capital Goods — 2.3%
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,000	$2,118,108
Chart Industries, Inc., 9.50%, 1/1/31(1)		1,389	1,506,583
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)(2)		1,424	1,212,533
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30(1)		1,406	1,418,727
Esab Corp., 6.25%, 4/15/29(1)		1,512	1,522,957
Madison IAQ LLC, 5.875%, 6/30/29(1)		2,585	2,407,537
			$10,186,445
Chemicals — 2.8%
Avient Corp., 7.125%, 8/1/30(1)		1,957	$1,996,667
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(2)		1,465	1,401,404
Herens Holdco SARL, 4.75%, 5/15/28(1)		1,787	1,552,403

Calvert
High Yield Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		2,535	$ 2,324,983
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)		2,339	2,477,517
SNF Group SACA:
2.625%, 2/1/29(5)	EUR	1,289	1,289,863
2.625%, 2/1/29(1)	EUR	100	100,067
WR Grace Holdings LLC, 4.875%, 6/15/27(1)		1,163	1,122,971
			$ 12,265,875
Consumer Products — 2.5%
Acushnet Co., 7.375%, 10/15/28(1)		2,071	$2,147,845
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		1,333	1,228,196
5.50%, 6/1/28(1)		954	931,581
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(5)	EUR	587	579,280
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(1)(2)		2,156	2,231,089
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,369	1,385,395
Spectrum Brands, Inc., 3.875%, 3/15/31(1)(2)		213	178,217
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		2,681	2,249,627
			$10,931,230
Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	850	$738,487
4.00%, 9/1/29(1)(2)		927	785,512
Ball Corp., 6.875%, 3/15/28		802	823,952
Berry Global, Inc., 5.625%, 7/15/27(1)(2)		779	767,074
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		1,786	1,603,440
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,123,687
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		554	544,977
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)		1,384	1,383,328
Trivium Packaging Finance BV:
5.50%, 8/15/26(1)		1,852	1,816,556
8.50%, 8/15/27(1)		660	655,757
			$10,242,770
Diversified Financial Services — 3.5%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		2,102	$2,181,460
Ally Financial, Inc., 4.70% to 5/15/26(3)(4)		1,926	1,700,881
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		1,072	1,118,527
CI Financial Corp., 4.10%, 6/15/51		1,110	718,345
Compass Group Diversified Holdings LLC:
5.00%, 1/15/32(1)		721	653,084
5.25%, 4/15/29(1)		1,888	1,792,460
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(1)		370	376,523
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Macquarie Airfinance Holdings Ltd.: (continued)
6.50%, 3/26/31(1)	446	$ 458,938
8.125%, 3/30/29(1)	1,190	1,259,008
MSCI, Inc.:
3.625%, 9/1/30(1)	1,178	1,058,550
3.875%, 2/15/31(1)	1,435	1,293,664
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	953	890,804
3.625%, 3/1/29(1)	1,699	1,542,574
4.00%, 10/15/33(1)	195	164,478
		$15,209,296
Diversified Media — 2.4%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	553	$494,404
6.125%, 12/1/28(1)	1,462	1,214,296
Cars.com, Inc., 6.375%, 11/1/28(1)	1,968	1,935,333
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)(2)	1,700	1,489,445
7.875%, 4/1/30(1)	952	958,998
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31(1)	1,163	1,211,769
Stagwell Global LLC, 5.625%, 8/15/29(1)	2,298	2,124,359
TripAdvisor, Inc., 7.00%, 7/15/25(1)	1,103	1,106,995
		$10,535,599
Entertainment/Film — 0.5%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)(2)	1,517	$1,451,609
5.875%, 3/15/26(1)	744	736,632
		$2,188,241
Environmental — 2.0%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	500	$484,584
5.125%, 7/15/29(1)	1,000	961,724
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	1,631	1,505,102
3.75%, 8/1/25(1)	387	383,910
4.00%, 8/1/28(1)	1,500	1,395,284
4.75%, 6/15/29(1)	1,389	1,312,235
Reworld Holding Corp.:
4.875%, 12/1/29(1)	1,948	1,780,010
5.00%, 9/1/30	500	452,995
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	565	562,954
		$8,838,798

Calvert
High Yield Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food & Drug Retail — 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		2,108	$ 1,993,622
5.875%, 2/15/28(1)		1,295	1,280,980
Ingles Markets, Inc., 4.00%, 6/15/31(1)(2)		2,660	2,315,299
			$ 5,589,901
Food, Beverage & Tobacco — 3.8%
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,032	$ 2,084,401
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		1,592	1,505,496
7.625%, 7/1/29(1)		1,543	1,591,074
Darling Ingredients, Inc.:
5.25%, 4/15/27(1)		500	490,209
6.00%, 6/15/30(1)		980	964,214
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,496	2,273,939
5.50%, 10/15/27(1)		1,727	1,690,654
Pilgrim's Pride Corp.:
3.50%, 3/1/32		2,000	1,702,130
6.875%, 5/15/34		575	612,674
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		1,489	1,437,407
U.S. Foods, Inc., 4.75%, 2/15/29(1)		2,490	2,363,807
			$16,716,005
Healthcare — 9.9%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		950	$902,805
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		1,465	1,318,308
4.625%, 10/1/27(1)		122	116,370
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)(2)		2,263	2,085,534
Avantor Funding, Inc.:
3.875%, 7/15/28(2)(5)	EUR	600	627,309
4.625%, 7/15/28(1)		1,001	953,421
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(5)	EUR	893	917,380
3.50%, 4/1/30(1)		581	556,890
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)(6)		385	390,548
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,167,662
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		1,639	1,630,537
HealthEquity, Inc., 4.50%, 10/1/29(1)		2,021	1,891,515
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		2,447	2,600,451
IQVIA, Inc.:
2.25%, 3/15/29(5)	EUR	769	747,999
5.00%, 5/15/27(1)		594	580,070
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,376	1,278,626
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)		1,260	1,204,664
Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
LifePoint Health, Inc.:
5.375%, 1/15/29(1)(2)	2,679	$ 2,356,932
9.875%, 8/15/30(1)	655	699,327
10.00%, 6/1/32(1)	295	301,981
Medline Borrower LP:
3.875%, 4/1/29(1)	2,000	1,843,329
5.25%, 10/1/29(1)	3,539	3,380,105
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)(2)	711	501,754
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	2,357	2,097,093
3.875%, 5/15/32(1)	1,089	944,621
4.375%, 6/15/28(1)	1,481	1,395,288
Option Care Health, Inc., 4.375%, 10/31/29(1)	2,368	2,175,635
Perrigo Finance Unlimited Co.:
4.375%, 3/15/26	750	726,068
4.90%, 12/15/44	513	407,834
5.15%, 6/15/30	2,023	1,861,710
Prestige Brands, Inc., 3.75%, 4/1/31(1)	460	400,712
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	1,630	1,648,558
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	1,785	1,712,583
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	970	956,457
Varex Imaging Corp., 7.875%, 10/15/27(1)	784	798,685
		$43,178,761
Homebuilders/Real Estate — 5.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	312	$281,437
4.625%, 4/1/30(1)	1,348	1,206,365
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,124	1,112,639
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	2,496	2,298,076
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)(2)	1,587	1,576,784
8.875%, 9/1/31(1)	723	761,344
Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,630	1,527,853
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	2,620	2,761,160
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	1,294	1,221,416
3.75%, 9/15/30(1)(2)	1,740	1,519,285
KB Home:
4.00%, 6/15/31	75	66,344
4.80%, 11/15/29	491	464,358
Meritage Homes Corp., 3.875%, 4/15/29(1)	477	439,563
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	2,416	2,179,069
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)	750	740,617
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(1)	1,309	1,255,054
5.75%, 1/15/28(1)	306	303,682

Calvert
High Yield Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate (continued)
TopBuild Corp.:
3.625%, 3/15/29(1)		1,000	$ 898,845
4.125%, 2/15/32(1)		1,851	1,631,776
			$ 22,245,667
Insurance — 2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75%, 10/15/27(1)		4,251	$ 4,196,861
7.00%, 1/15/31(1)		624	630,892
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,633	1,521,409
AssuredPartners, Inc., 5.625%, 1/15/29(1)		1,000	936,269
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		1,473	1,477,466
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 2/15/31(1)		166	164,888
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		1,664	1,788,520
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		1,313	1,329,024
			$12,045,329
Leisure — 0.9%
Boyne USA, Inc., 4.75%, 5/15/29(1)(2)		1,746	$1,630,301
Life Time, Inc.:
5.75%, 1/15/26(1)		960	956,423
8.00%, 4/15/26(1)		1,172	1,186,530
			$3,773,254
Metals/Mining — 2.5%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		2,481	$2,779,394
Constellium SE:
3.125%, 7/15/29(5)	EUR	1,150	1,152,826
5.625%, 6/15/28(1)		1,000	979,670
5.875%, 2/15/26(1)		522	520,212
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,721	1,685,101
6.125%, 4/1/29(1)		995	991,037
Novelis Corp.:
3.25%, 11/15/26(1)		500	470,995
3.875%, 8/15/31(1)		1,500	1,300,070
4.75%, 1/30/30(1)		927	860,882
			$10,740,187
Paper — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(7)		2,767	$1,246,218
			$1,246,218
Security	Principal Amount* (000's omitted)	Value
Publishing/Printing — 0.7%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	1,345	$ 1,298,236
8.00%, 8/1/29(1)	1,906	1,855,029
		$ 3,153,265
Railroad — 0.5%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	2,155	$ 2,148,594
		$ 2,148,594
Restaurants — 1.4%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	2,154	$2,166,388
IRB Holding Corp., 7.00%, 6/15/25(1)	2,429	2,431,618
Yum! Brands, Inc., 3.625%, 3/15/31(2)	1,519	1,341,740
		$5,939,746
Services — 7.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	2,087	$2,009,938
APi Group DE, Inc., 4.75%, 10/15/29(1)	1,582	1,477,910
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	2,788	2,704,227
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	1,266	1,176,161
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	1,584	1,644,464
Gartner, Inc.:
3.625%, 6/15/29(1)	788	722,348
3.75%, 10/1/30(1)	333	298,941
4.50%, 7/1/28(1)	1,143	1,102,601
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	2,720	2,706,293
Imola Merger Corp., 4.75%, 5/15/29(1)	3,140	2,937,993
Korn Ferry, 4.625%, 12/15/27(1)	2,039	1,946,508
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	877	842,551
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,914	1,774,933
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	1,473	1,501,417
7.75%, 3/15/31(1)	347	362,825
Summer BC Bidco B LLC, 5.50%, 10/31/26(1)	1,617	1,580,439
VT Topco, Inc., 8.50%, 8/15/30(1)	2,010	2,112,942
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	2,737	2,678,175
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	1,637	1,668,027
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	1,982	2,071,065
		$33,319,758
Steel — 0.3%
TMS International Corp., 6.25%, 4/15/29(1)	1,511	$1,388,338
		$1,388,338
Super Retail — 6.2%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$655,584
4.625%, 11/15/29(1)	398	368,315

Calvert
High Yield Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Asbury Automotive Group, Inc.: (continued)
4.75%, 3/1/30		1,118	$ 1,037,384
5.00%, 2/15/32(1)		162	146,875
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		435	436,747
6.75%, 7/1/36		196	195,329
6.95%, 3/1/33		1,244	1,212,226
9.375%, 7/1/25(1)		578	598,348
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		1,725	1,785,163
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		2,086	2,230,529
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)(2)		1,761	1,628,215
Hanesbrands, Inc., 9.00%, 2/15/31(1)(2)		1,340	1,405,132
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		1,490	1,383,185
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		2,095	1,961,309
8.25%, 8/1/31(1)		209	218,275
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		958	861,352
4.375%, 1/15/31(1)		1,324	1,180,194
4.625%, 12/15/27(1)		1,173	1,120,351
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		2,343	2,186,282
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(1)		1,148	1,135,181
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		1,709	1,589,432
7.75%, 2/15/29(1)		1,030	1,004,068
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)(2)		2,129	1,923,931
4.875%, 11/15/31(1)(2)		816	719,066
Velocity Vehicle Group LLC, 8.00%, 6/1/29(1)		280	288,270
			$27,270,743
Technology — 6.7%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		1,398	$1,420,599
Ciena Corp., 4.00%, 1/31/30(1)		1,374	1,243,292
Clarios Global LP, 6.75%, 5/15/25(1)		182	182,107
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(5)	EUR	1,272	1,358,673
6.25%, 5/15/26(1)		420	419,907
8.50%, 5/15/27(1)		3,491	3,517,238
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		786	755,393
9.00%, 9/30/29(1)		1,895	1,840,036
Coherent Corp., 5.00%, 12/15/29(1)(2)		974	922,782
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,050	1,919,334
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		290	294,701
McAfee Corp., 7.375%, 2/15/30(1)		1,868	1,727,037
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
NCR Voyix Corp.:
5.125%, 4/15/29(1)		751	$ 707,931
5.25%, 10/1/30(1)		693	634,004
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,767	1,632,061
Open Text Corp., 3.875%, 2/15/28(1)		1,045	968,297
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,352	1,220,295
Rocket Software, Inc., 9.00%, 11/28/28(1)		430	437,403
Seagate HDD Cayman:
4.091%, 6/1/29		328	304,584
9.625%, 12/1/32		1,277	1,457,424
Sensata Technologies BV, 5.00%, 10/1/25(1)		385	388,444
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,480	1,291,046
4.375%, 2/15/30(1)		199	182,967
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		1,148	1,131,212
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		1,127	953,465
VM Consolidated, Inc., 5.50%, 4/15/29(1)		2,312	2,207,235
			$29,117,467
Telecommunications — 2.6%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)		2,400	$2,318,427
Iliad Holding SASU:
6.50%, 10/15/26(1)		562	560,011
7.00%, 10/15/28(1)		625	620,299
8.50%, 4/15/31(1)		580	587,864
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		266	221,171
6.75%, 10/15/27(1)		1,320	1,237,658
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)		1,107	1,012,856
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	283	320,177
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,425	1,269,234
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)		1,540	1,300,900
7.75%, 4/15/32(1)		520	507,879
Ziggo Bond Co. BV:
5.125%, 2/28/30(1)(2)		383	326,012
6.00%, 1/15/27(1)		710	697,043
Ziggo BV, 4.875%, 1/15/30(1)		506	450,661
			$11,430,192
Transport Excluding Air & Rail — 0.4%
Seaspan Corp., 5.50%, 8/1/29(1)		1,835	$1,639,790
			$1,639,790
Utilities — 3.6%
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)		1,196	$1,143,662

Calvert
High Yield Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	1,228	$ 1,130,722
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,385	2,133,702
NextEra Energy Operating Partners LP:
4.25%, 9/15/24(1)	14	13,912
4.50%, 9/15/27(1)(2)	904	856,360
NRG Energy, Inc.:
3.375%, 2/15/29(1)	3,000	2,671,846
5.75%, 1/15/28	1,000	992,885
10.25% to 3/15/28(1)(3)(4)	1,326	1,451,512
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,602	1,484,408
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	1,000	912,411
5.00%, 1/31/28(1)	1,402	1,340,535
TransAlta Corp., 7.75%, 11/15/29	1,750	1,827,443
		$15,959,398
Total Corporate Bonds (identified cost $375,356,153)		$363,381,225

Preferred Stocks — 0.3%

Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(2)(3)(4)	57,365	$ 1,487,474
Total Preferred Stocks (identified cost $1,584,902)		$ 1,487,474

Senior Floating-Rate Loans — 9.7%(8)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 1.1%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28	$3,949	$ 4,083,064
SkyMiles IP Ltd., Term Loan, 9.075%, (SOFR + 3.75%), 10/20/27	595	610,755
		$ 4,693,819
Capital Goods — 0.4%
DexKo Global, Inc., Term Loan, 9.584%, (SOFR + 4.25%), 10/4/28	$407	$ 407,814
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30	1,336	1,337,042
		$ 1,744,856
Borrower/Description	Principal Amount (000's omitted)	Value
Food, Beverage & Tobacco — 0.5%
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28	$2,202	$ 2,204,730
		$ 2,204,730
Healthcare — 0.9%
Jazz Financing Lux SARL, Term Loan, 8.458%, (SOFR + 3.00%), 5/5/28	$2,148	$ 2,152,078
Pluto Acquisition I, Inc.:
Term Loan, 10.947%, (SOFR + 5.50%), 6/20/28	390	393,764
Term Loan - Second Lien, 9.328%, (SOFR + 4.00%), 9/20/28	1,069	962,343
Team Health Holdings, Inc., Term Loan, 10.58%, (SOFR + 5.25%), 3/2/27	587	547,037
		$4,055,222
Insurance — 1.0%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 10.085%, (SOFR + 4.75%), 5/6/32	$4,240	$4,333,632
		$4,333,632
Paper — 0.2%
Enviva Partners LP/Fin C:
DIP Loan, 4.00%, 12/13/24(9)	$484	$493,723
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	193	234,569
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	290	351,854
		$1,080,146
Restaurants — 0.7%
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27	$2,888	$2,890,347
		$2,890,347
Services — 0.7%
AlixPartners LLP, Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28	$2,954	$2,960,241
		$2,960,241
Super Retail — 1.9%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.094%, (SOFR + 2.75%), 12/21/28	$1,304	$1,306,509
Hanesbrands, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 3/8/30	1,536	1,542,592
Mavis Tire Express Services Corp., Term Loan, 9.094%, (SOFR + 3.75%), 5/4/28	1,722	1,728,465
Petco Health & Wellness Co., Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/3/28	1,228	1,136,002
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28	2,787	2,782,009
		$8,495,577

Calvert
High Yield Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology — 2.3%
Central Parent, Inc., Term Loan, 7/6/29(10)	$1,700	$ 1,679,415
Clarios Global LP, Term Loan, 8.344%, (SOFR + 3.00%), 5/6/30	1,080	1,084,556
Cloud Software Group, Inc., Term Loan, 3/30/29(10)	2,093	2,093,873
Fortress Intermediate 3, Inc., Term Loan, 6/27/31(10)	3,215	3,223,037
Riverbed Technology, Inc., Term Loan, 9.835%, (SOFR + 4.50%), 7.835% cash, 2.00% PIK, 7/1/28	408	250,867
Travelport Finance (Luxembourg) SARL, Term Loan, 13.563%, (SOFR + 8.00%), 9/30/28	1,973	1,797,165
		$ 10,128,913
Total Senior Floating-Rate Loans (identified cost $42,590,821)		$ 42,587,483

Miscellaneous — 0.0%

Security	Principal Amount	Value
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(11)(12)	$679,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 11.3%
Affiliated Fund — 5.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(13)	25,537,951	$ 25,537,951
Total Affiliated Fund (identified cost $25,537,951)		$ 25,537,951
Securities Lending Collateral — 5.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(14)	23,937,689	$ 23,937,689
Total Securities Lending Collateral (identified cost $23,937,689)		$ 23,937,689
Total Short-Term Investments (identified cost $49,475,640)		$ 49,475,640
Total Investments — 105.7% (identified cost $473,913,650)		$462,569,221

Less Unfunded Loan Commitments — (0.1)%	$ (483,648)
Net Investments — 105.6% (identified cost $473,430,002)	$462,085,573
Other Assets, Less Liabilities — (5.6)%	$(24,563,066)

Net Assets — 100.0%	$437,522,507

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $330,457,137 or 75.5% of the Fund's net assets.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $23,630,664 and the total market value of the collateral received by the Fund was $25,811,344, comprised of cash of $23,937,689 and U.S. government and/or agencies securities of $1,873,655.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $8,905,614 or 2.1% of the Fund's net assets.
(6)	When-issued security.
(7)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.

Calvert
High Yield Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2024, the total value of unfunded loan commitments is $493,723.
(10)	This Senior Loan will settle after June 30, 2024, at which time the interest rate will be determined.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(12)	Non-income producing security.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(14)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,989,995	EUR	7,447,044	State Street Bank and Trust Company	7/31/24	$3,698	$ —
USD	94,913	EUR	87,833	State Street Bank and Trust Company	7/31/24	719	—
USD	275,219	EUR	256,490	State Street Bank and Trust Company	7/31/24	156	—
USD	432,129	EUR	403,576	State Street Bank and Trust Company	7/31/24	—	(671)
USD	1,908	GBP	1,527	State Street Bank and Trust Company	7/31/24	—	(22)
USD	6,808	GBP	5,446	State Street Bank and Trust Company	7/31/24	—	(77)
USD	319,864	GBP	256,579	State Street Bank and Trust Company	7/31/24	—	(4,533)
						$4,573	$(5,303)

Abbreviations:
DIP	– Debtor In Possession
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Calvert
High Yield Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $25,537,951, which represents 5.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Instituational Class(1)	$14,175,350	$97,184,717	$(85,822,116)	$ —	$ —	$25,537,951	$726,834	25,537,951

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$1,849,175(2)	$ —	$ —	$1,849,175
Convertible Bonds	—	3,788,224	—	3,788,224
Corporate Bonds	—	363,381,225	—	363,381,225
Preferred Stocks	1,487,474	—	—	1,487,474
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	42,103,835	—	42,103,835
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	25,537,951	—	—	25,537,951
Securities Lending Collateral	23,937,689	—	—	23,937,689
Total Investments	$52,812,289	$409,273,284	$0	$462,085,573
Forward Foreign Currency Exchange Contracts	$ —	$4,573	$ —	$4,573
Total	$52,812,289	$409,277,857	$0	$462,090,146
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(5,303)	$ —	$(5,303)
Total	$ —	$(5,303)	$ —	$(5,303)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024, is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.